Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000196833 | United Rentals North America, Inc., 4.875, 2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | Tenet Healthcare Corporation, 6.125, 2030-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC, 4.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | Carnival Holdings Bermuda Ltd., 10.375, 2028-05-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | Caesars Entertainment, Inc., 7, 2030-02-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | CCO Holdings, LLC / CCO Holdings Capital Corporation, 4.75, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | Royal Caribbean Cruises Ltd., 5.5, 2028-04-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | TransDigm, Inc., 5.5, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | CCO Holdings, LLC / CCO Holdings Capital Corporation, 5.125, 2027-05-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | Cloud Software Group, Inc., 6.5, 2029-03-31
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196833 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000196833 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000196833 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000196833 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000196833 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196833 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196833 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196833 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196833 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000196860 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000196860 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000196860 | CME E-Mini Standard & Poor's 500 Index Future, 2025-12-195300 2901
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196860 | CME E-Mini Standard & Poor's 500 Index Future, 2024-12-204725 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196860 | CME E-Mini Standard & Poor's 500 Index Future, 2024-12-205675 2901
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000196860 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196860 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000196860 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	95.40%
C000196860 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.60%